EARNINGS PER SHARE - Earnings Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit (loss) attributable to the shareholders of the Company	$ 475,537	$ (14,961)
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	214,011,000	198,965,000
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	214,011,000	198,965,000
Dividends paid, ordinary shares per share (USD per share)	$ 0.15	$ 0.00